Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	March 2013
Distribution Date	04/15/13
Transaction Month	35
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 16, 2010
Closing Date:		May 13, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:		$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%		May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%		November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%		October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%		December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$38,384,314.83	0.1210862	$25,013,229.01	0.0789061	$13,371,085.83
Class A-4 Notes	$186,850,000.00	1.0000000	$186,850,000.00	1.0000000	$-
Total Securities	$225,234,314.83	0.2344115	$211,863,229.01	0.2204956	$13,371,085.83

Weighted Avg. Coupon (WAC)	5.33%		5.33%
Weighted Avg. Remaining Maturity (WARM)	29.29		28.41
Pool Receivables Balance	$270,878,351.90		$254,362,380.27
Remaining Number of Receivables	32,879		31,621

Adjusted Pool Balance	$266,519,219.12		$250,311,842.36

III. COLLECTIONS

Principal:
Principal Collections	$16,031,786.23
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$511,243.23
Total Principal Collections	$16,543,029.46

Interest:
Interest Collections	$1,149,683.55
Late Fees & Other Charges	$35,116.30
Interest on Repurchase Principal	$-
Total Interest Collections	$1,184,799.85

Collection Account Interest	$1,116.42
Reserve Account Interest	$389.11
Servicer Advances	$-

Total Collections	$17,729,334.84

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	March 2013
Distribution Date	04/15/13
Transaction Month	35
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$17,729,334.84
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$17,729,334.84
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$225,731.96		$225,731.96	$225,731.96
Collection Account Interest					$1,116.42
Late Fees & Other Charges					$35,116.30
Total due to Servicer					$261,964.68

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$47,980.39		$47,980.39
Class A-4 Notes		$381,485.42		$381,485.42

Total interest:		$429,465.81		$429,465.81	$429,465.81

Available Funds Remaining:					$17,037,904.35

3. Principal Distribution Amount:					$13,371,085.83

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$13,371,085.83
Class A-4 Notes				$-
Class A Notes Total:		13,371,085.83		$13,371,085.83
Total Noteholders Principal				$13,371,085.83

4. Available Amounts Remaining to reserve account					3,666,818.52

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					3,666,818.52

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$4,359,132.78
Beginning Period Amount	$4,359,132.78
Current Period Amortization	$308,594.87
Ending Period Required Amount	$4,050,537.91
Ending Period Amount	$4,050,537.91
Next Distribution Date Required Amount	$3,755,608.98

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%

	Beginning	Ending	Target
Overcollateralization Amount	$41,284,904.29	$38,448,613.35	$38,448,613.35
Overcollateralization as a % of Adjusted Pool	15.49%	15.36%	15.36%

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	March 2013
Distribution Date	04/15/13
Transaction Month	35
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.27%	31,075	97.82%	$248,828,763.07
30 - 60 Days	1.43%	452	1.77%	$4,499,957.80
61 - 90 Days	0.26%	83	0.36%	$926,601.65
91 + Days	0.03%	11	0.04%	$107,057.75
		31,621		$254,362,380.27
Total
Delinquent Receivables 61 + days past due	0.30%	94	0.41%	$1,033,659.40
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.34%	111	0.42%	$1,146,775.50
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.45%	152	0.59%	$1,690,168.52
Three-Month Average Delinquency Ratio	0.36%		0.47%

Repossession in Current Period		24		$294,783.39
Repossession Inventory		50		$235,565.81

Charge-Offs
Gross Principal of Charge-Off for Current Period				$484,185.40
Recoveries				$(511,243.23)
Net Charge-offs for Current Period				$(27,057.83)

Beginning Pool Balance for Current Period				$270,878,351.90

Net Loss Ratio				-0.12%
Net Loss Ratio for 1st Preceding Collection Period				0.31%
Net Loss Ratio for 2nd Preceding Collection Period				0.52%
Three-Month Average Net Loss Ratio for Current Period				0.24%

Cumulative Net Losses for All Periods				$10,787,611.44
Cumulative Net Losses as a % of Initial Pool Balance				0.98%

Principal Balance of Extensions				$864,384.95
Number of Extensions				77

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